Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2017
Registrant Name	KINETICS MUTUAL FUNDS INC
Central Index Key	0001083387
Amendment Flag	false
Document Creation Date	Dec. 08, 2017
Document Effective Date	Dec. 11, 2017
Prospectus Date	Dec. 11, 2017
Kinetics Spin-Off and Corporate Restructuring Fund | Advisor Class A
Prospectus:
Trading Symbol	LSHAX
Kinetics Spin-Off and Corporate Restructuring Fund | Advisor Class C
Prospectus:
Trading Symbol	LSHCX
Kinetics Spin-Off and Corporate Restructuring Fund | Institutional Class
Prospectus:
Trading Symbol	LSHUX
Kinetics Spin-Off and Corporate Restructuring Fund | No Load Class
Prospectus:
Trading Symbol	LSHEX